Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of comprehensive income
Consolidated net income	$ 16,366	$ (7,336)	$ 11,438
Other comprehensive income
Actuarial gains and losses	1,035	(212)	(192)
Change in fair value of investments in equity instruments	66	533	142
Tax effect	(411)	65	53
Currency translation adjustment generated by the parent company	(7,202)	7,541	(1,533)
Items not potentially reclassifiable to profit and loss	(6,512)	7,927	(1,530)
Currency translation adjustment	4,216	(4,645)	740
Cash flow hedge	278	(313)	(599)
Variation of foreign currency basis spread	2	28	1
Share of other comprehensive income of equity affiliates, net amount	706	(1,831)	408
Other	(1)	(8)	(3)
Tax effect	(135)	72	202
Items potentially reclassifiable to profit and loss	5,066	(6,697)	749
Total other comprehensive income (net amount)	(1,446)	1,230	(781)
COMPREHENSIVE INCOME	14,920	(6,106)	10,657
TotalEnergies share	14,616	(6,312)	10,418
Non-controlling interests	$ 304	$ 206	$ 239